Note 2: Summary of Significant Accounting Practices: Intangible Assets - Legal and Contractual - Rights: Schedule of Oil and Gas Rights (Tables)	12 Months Ended
May 31, 2013
Tables/Schedules
Schedule of Oil and Gas Rights

Schedule of Oil and Gas Rights

Description	May 31, 2013	May 31, 2012
Oil and Gas Leases: Beginning of year	$0	$5,583
Acquisitions/Work in Progress	$643,500	$399,743
Subtotal	$643,500	$405,326
Capitalized as Fixed Assets	(107,250)	0
Forfeitures during the period	$0	$(5,583)
Impairments during the period	$0	$(399,743)
Oil and Gas Leases: End of year	$536,250	$0